Consolidated Statements Of Changes In Shareholders’ Equity (Deficit) - USD ($)	Common Shares	Additional Paid-in Capiral	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2017	$ 54,000	$ 2,092,140		$ (1,783,067)	$ (38,638)	$ 324,435
Balance (in Shares) at Dec. 31, 2017	54,000,000
Capital contribution from shareholders		5,448				5,448
Cash contribution from shareholders		1,661,420				1,661,420
Treasury stock purchase			$ (36,000)			(36,000)
Treasury stock purchase (in Shares)			(36,000,000)
Net loss				(2,349,002)		(2,349,002)
Foreign currency translation adjustment					(50,586)	(50,586)
Balance at Dec. 31, 2018	$ 54,000	3,759,008	$ (36,000)	(4,132,069)	(89,224)	(444,285)
Balance (in Shares) at Dec. 31, 2018	54,000,000		(36,000,000)
Issuance of common stock for cash	$ 2,070	7,470,331				7,472,401
Issuance of common stock for cash (in Shares)	2,070,000
Net loss				(2,243,234)		(2,243,234)
Foreign currency translation adjustment					(30,170)	(30,170)
Balance at Dec. 31, 2019	$ 56,070	11,229,339	$ (36,000)	(6,375,303)	(119,394)	4,754,712
Balance (in Shares) at Dec. 31, 2019	56,070,000		(36,000,000)
Issuance of common stock for service	$ 750	1,004,250				1,005,000
Issuance of common stock for service (in Shares)	750,000
Cancellation of treasury stock	$ (36,000)		$ 36,000
Cancellation of treasury stock (in Shares)	(36,000,000)		36,000,000
Net loss				(3,181,596)		(3,181,596)
Foreign currency translation adjustment					117,687	117,687
Balance at Dec. 31, 2020	$ 20,820	$ 12,233,589		$ (9,556,899)	$ (1,707)	$ 2,695,803
Balance (in Shares) at Dec. 31, 2020	20,820,000